Cover	3 Months Ended
May 31, 2021
Cover [Abstract]
Entity Registrant Name	EZRAIDER CO.
Entity Central Index Key	0001543066
Document Type	8-K/A
Document Period End Date	May 31, 2021
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE EZRaider Co., a Florida corporation (the “Company”), is filing this Amendment No. 1 to its Current Report on Form 8-K, originally filed with the Securities and Exchange Commission on September 20, 2021, solely to furnish the Interactive Data File exhibits required by Item 601(b)(101) of Regulation S-K, which were not included with the original Form 8-K filing. Exhibit 101 consists of the following materials from our Form 8-K, formatted in XBRL (eXtensible Business Reporting Language): Exhibit No. Description 101.INS XBRL Instance Document 101.SCH XBRL Taxonomy Schema 101.CAL XBRL Taxonomy Calculation LinkBase 101.DEF XBRL Taxonomy Definition Linkbase 101.LAB XBRL Taxonomy Label Linkbase 101.PRE XBRL Taxonomy Presentation Linkbase Accordingly, this Amendment No. 1 consists only of the facing page, this explanatory note, Item 9.01, the signature page to the Form 8-K, and the filed exhibits. The remainder of the original Form 8-K is unchanged and has therefore been omitted.
Current Fiscal Year End Date	--02-28
Entity File Number	333-180251
Entity Incorporation, State or Country Code	FL
Entity Emerging Growth Company	false
Entity Tax Identification Number	45-4390042